MARKETABLE SECURITIES - Summary of the Movements in Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Marketable Securities [Abstract]
Marketable securities, beginning balance	$ 2,435	$ 8,474
Marketable securities acquired	167,709	357
Proceeds from sale of marketable securities	0	(14,074)
Gain on sale of marketable securities	0	7,881
Unrealized gain (loss) on marketable securities held at end of the year	66,137	(204)
Marketable securities, ending balance	$ 236,281	$ 2,435